SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Details Textual) (USD $)	12 Months Ended		121 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2011	Nov. 20, 2003
Summary Of Critical Accounting Policies [Line Items]
Research and Development Expense, Total	$ 2,733,000	$ 2,922,000	$ 16,712,000
Cash and Cash Equivalents, at Carrying Value, Total	3,587,000	2,345,000	3,587,000	5,530,000	0
Depreciation, Total	$ 6,000	$ 4,000
Maximum [Member]
Summary Of Critical Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	17 years
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member]
Summary Of Critical Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	12 years
Property, Plant and Equipment, Useful Life	3 years